Property, plant and equipment (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	$ 1,737,319	$ 1,569,906
Changes
Additions	471,533	322,225
Disposals	0	(1)
Depreciation expense	(195,678)	(181,884)
Impairment	(5,582)
Deterioration		(9,563)
Increase (decrease) in foreign currency translation difference	(223)	78
Reclassifications	0	0
Other increases (decreases)	4,856	36,594
Decreases for classification as held for sale	0	(36)
Total changes	274,906	167,413
Closing balance	2,012,225	1,737,319
Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	23,579	23,620
Changes
Additions	0	0
Disposals	0	0
Depreciation expense	0	0
Deterioration	0	0
Increase (decrease) in foreign currency translation difference	(72)	22
Reclassifications	0	0
Other increases (decreases)	0	(27)
Decreases for classification as held for sale	0	(36)
Total changes	(72)	(41)
Closing balance	23,507	23,579
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	239,666	227,173
Changes
Additions	0	838
Disposals	0	0
Depreciation expense	(30,872)	(26,779)
Deterioration	(456)	(23)
Increase (decrease) in foreign currency translation difference	(80)	29
Reclassifications	62,291	32,179
Other increases (decreases)	14	6,249
Decreases for classification as held for sale	0	0
Total changes	30,897	12,493
Closing balance	270,563	239,666
Other property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	35,418	32,645
Changes
Additions	346	278
Disposals	0	0
Depreciation expense	(7,848)	(7,284)
Deterioration	(75)	(21)
Increase (decrease) in foreign currency translation difference	(1)	0
Reclassifications	5,008	9,940
Other increases (decreases)	(2)	(140)
Decreases for classification as held for sale	0	0
Total changes	(2,572)	2,773
Closing balance	32,846	35,418
Transport equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	2,880	2,686
Changes
Additions	0	0
Disposals	0	0
Depreciation expense	(759)	(692)
Deterioration	0	0
Increase (decrease) in foreign currency translation difference	0	0
Reclassifications	354	886
Other increases (decreases)	(12)	0
Decreases for classification as held for sale	0	0
Total changes	(417)	194
Closing balance	2,463	2,880
Supplies and accessoies [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	4,183	4,579
Changes
Additions	0	82
Disposals	0	0
Depreciation expense	(1,384)	(966)
Deterioration	(16)	0
Increase (decrease) in foreign currency translation difference	0	1
Reclassifications	2,773	488
Other increases (decreases)	0	(1)
Decreases for classification as held for sale	0	0
Total changes	1,373	(396)
Closing balance	5,556	4,183
Equipment Office [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	459	420
Changes
Additions	29	33
Disposals	0	0
Depreciation expense	(383)	(126)
Deterioration	(8)	0
Increase (decrease) in foreign currency translation difference	(1)	(1)
Reclassifications	1,290	133
Other increases (decreases)	0	0
Decreases for classification as held for sale	0	0
Total changes	927	39
Closing balance	1,386	459
Network and communication equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	1,272	663
Changes
Additions	58	386
Disposals	0	0
Depreciation expense	(539)	(335)
Deterioration	0	0
Increase (decrease) in foreign currency translation difference	0	0
Reclassifications	553	558
Other increases (decreases)	15	0
Decreases for classification as held for sale	0	0
Total changes	87	609
Closing balance	1,359	1,272
Mining assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	47,052	23,174
Changes
Additions	0	0
Disposals	0	0
Depreciation expense	(10,138)	(9,065)
Deterioration	0	0
Increase (decrease) in foreign currency translation difference	0	0
Reclassifications	1,327	32,943
Other increases (decreases)	0	0
Decreases for classification as held for sale	0	0
Total changes	(8,811)	23,878
Closing balance	38,241	47,052
Network infrastructure [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	4,083	4,359
Changes
Additions	232	429
Disposals	0	0
Depreciation expense	(1,387)	(1,242)
Deterioration	(8)	(12)
Increase (decrease) in foreign currency translation difference	0	2
Reclassifications	557	548
Other increases (decreases)	93	(1)
Decreases for classification as held for sale	0	0
Total changes	(513)	(276)
Closing balance	3,570	4,083
Power generating assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	4,878	5,998
Changes
Additions	0	0
Disposals	0	0
Depreciation expense	(908)	(1,165)
Deterioration	0	0
Increase (decrease) in foreign currency translation difference	0	0
Reclassifications	0	45
Other increases (decreases)	0	0
Decreases for classification as held for sale	0	0
Total changes	(908)	(1,120)
Closing balance	3,970	4,878
Construction in Progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	486,345	375,316
Changes
Additions	470,112	319,192
Disposals	0	0
Depreciation expense	0	0
Impairment	0
Deterioration		0
Increase (decrease) in foreign currency translation difference	0	0
Reclassifications	(224,945)	(203,412)
Other increases (decreases)	275	(4,751)
Decreases for classification as held for sale	0	0
Total changes	245,442	111,029
Closing balance	731,787	486,345
Machinery, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	887,504	869,273
Changes
Additions	756	987
Disposals	0	(1)
Depreciation expense	(141,460)	(134,230)
Impairment	(5,019)
Deterioration		(9,507)
Increase (decrease) in foreign currency translation difference	(69)	25
Reclassifications	150,792	125,692
Other increases (decreases)	4,473	35,265
Decreases for classification as held for sale	0	0
Total changes	9,473	18,231
Closing balance		887,504
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	5,075,732	4,750,602
Changes
Additions	471,533	322,225
Disposals	0	(33,198)
Increase (decrease) in foreign currency translation difference	(427)	144
Reclassifications	4,890	0
Other increases (decreases)	4,673	35,995
Decreases for classification as held for sale	0	(36)
Total changes	480,669	325,130
Closing balance	5,556,401	5,075,732
Gross carrying amount [member] | Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	23,579	23,620
Changes
Additions	0	0
Disposals	0	0
Increase (decrease) in foreign currency translation difference	(72)	22
Reclassifications	0	0
Other increases (decreases)	0	(27)
Decreases for classification as held for sale	0	(36)
Total changes	(72)	(41)
Closing balance	23,507	23,579
Gross carrying amount [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	705,089	666,027
Changes
Additions	0	838
Disposals	0	0
Increase (decrease) in foreign currency translation difference	(152)	49
Reclassifications	62,185	32,179
Other increases (decreases)	(26)	5,996
Decreases for classification as held for sale	0	0
Total changes	62,007	39,062
Closing balance	767,096	705,089
Gross carrying amount [member] | Other property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	234,238	257,247
Changes
Additions	346	278
Disposals	0	(33,048)
Increase (decrease) in foreign currency translation difference	(8)	2
Reclassifications	5,009	9,940
Other increases (decreases)	(3)	(181)
Decreases for classification as held for sale	0	0
Total changes	5,344	(23,009)
Closing balance	239,582	234,238
Gross carrying amount [member] | Transport equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	13,030	12,143
Changes
Additions	0	0
Disposals	0	0
Increase (decrease) in foreign currency translation difference	(3)	1
Reclassifications	342	886
Other increases (decreases)	(12)	0
Decreases for classification as held for sale	0	0
Total changes	327	887
Closing balance	13,357	13,030
Gross carrying amount [member] | Supplies and accessoies [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	26,101	25,531
Changes
Additions	0	82
Disposals	0	(1)
Increase (decrease) in foreign currency translation difference	(14)	5
Reclassifications	2,699	488
Other increases (decreases)	0	(4)
Decreases for classification as held for sale	0	0
Total changes	2,685	570
Closing balance	28,786	26,101
Gross carrying amount [member] | Equipment Office [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	11,607	11,441
Changes
Additions	29	33
Disposals	0	0
Increase (decrease) in foreign currency translation difference	(3)	0
Reclassifications	1,310	133
Other increases (decreases)	0	0
Decreases for classification as held for sale	0	0
Total changes	1,336	166
Closing balance	12,943	11,607
Gross carrying amount [member] | Network and communication equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	8,951	8,009
Changes
Additions	58	386
Disposals	0	0
Increase (decrease) in foreign currency translation difference	0	0
Reclassifications	553	558
Other increases (decreases)	15	(2)
Decreases for classification as held for sale	0	0
Total changes	626	942
Closing balance	9,577	8,951
Gross carrying amount [member] | Mining assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	194,562	161,619
Changes
Additions	0	0
Disposals	0	0
Increase (decrease) in foreign currency translation difference	0	0
Reclassifications	1,327	32,943
Other increases (decreases)	0	0
Decreases for classification as held for sale	0	0
Total changes	1,327	32,943
Closing balance	195,889	194,562
Gross carrying amount [member] | Network infrastructure [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	29,629	28,693
Changes
Additions	232	429
Disposals	0	0
Increase (decrease) in foreign currency translation difference	(9)	12
Reclassifications	510	548
Other increases (decreases)	94	(53)
Decreases for classification as held for sale	0	0
Total changes	827	936
Closing balance	30,456	29,629
Gross carrying amount [member] | Power generating assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	38,540	38,495
Changes
Additions	0	0
Disposals	0	0
Increase (decrease) in foreign currency translation difference	0	0
Reclassifications	0	45
Other increases (decreases)	0	0
Decreases for classification as held for sale	0	0
Total changes	0	45
Closing balance	38,540	38,540
Gross carrying amount [member] | Construction in Progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	486,345	375,316
Changes
Additions	470,112	319,192
Disposals	0	0
Increase (decrease) in foreign currency translation difference	0	0
Reclassifications	(224,945)	(203,412)
Other increases (decreases)	275	(4,751)
Decreases for classification as held for sale	0	0
Total changes	245,442	111,029
Closing balance	731,787	486,345
Gross carrying amount [member] | Machinery, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	3,304,061	3,142,461
Changes
Additions	756	987
Disposals	0	(149)
Increase (decrease) in foreign currency translation difference	(166)	53
Reclassifications	155,900	125,692
Other increases (decreases)	4,330	35,017
Decreases for classification as held for sale	0	0
Total changes	160,820	161,600
Closing balance	3,464,881	3,304,061
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(3,338,413)	(3,180,696)
Changes
Disposals	0	33,197
Depreciation expense	(195,678)	(181,884)
Impairment	(5,582)	(9,563)
Increase (decrease) in foreign currency translation difference	204	(66)
Reclassifications	(4,890)	0
Other increases (decreases)	183	599
Decreases for classification as held for sale	0	0
Total changes	(205,763)	(157,717)
Closing balance	(3,544,176)	(3,338,413)
Accumulated depreciation and amortisation [member] | Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	0	0
Changes
Disposals	0	0
Depreciation expense	0	0
Impairment	0	0
Increase (decrease) in foreign currency translation difference	0	0
Reclassifications	0	0
Other increases (decreases)	0	0
Decreases for classification as held for sale	0	0
Total changes	0	0
Closing balance	0	0
Accumulated depreciation and amortisation [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(465,423)	(438,854)
Changes
Disposals	0	0
Depreciation expense	(30,872)	(26,779)
Impairment	(456)	(23)
Increase (decrease) in foreign currency translation difference	72	(20)
Reclassifications	106	0
Other increases (decreases)	40	253
Decreases for classification as held for sale	0	0
Total changes	(31,110)	(26,569)
Closing balance	(496,533)	(465,423)
Accumulated depreciation and amortisation [member] | Other property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(198,820)	(224,602)
Changes
Disposals	0	33,048
Depreciation expense	(7,848)	(7,284)
Impairment	(75)	(21)
Increase (decrease) in foreign currency translation difference	7	(2)
Reclassifications	(1)	0
Other increases (decreases)	1	41
Decreases for classification as held for sale	0	0
Total changes	(7,916)	25,782
Closing balance	(206,736)	(198,820)
Accumulated depreciation and amortisation [member] | Transport equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(10,150)	(9,457)
Changes
Disposals	0	0
Depreciation expense	(759)	(692)
Impairment	0	0
Increase (decrease) in foreign currency translation difference	3	(1)
Reclassifications	12	0
Other increases (decreases)	0	0
Decreases for classification as held for sale	0	0
Total changes	(744)	(693)
Closing balance	(10,894)	(10,150)
Accumulated depreciation and amortisation [member] | Supplies and accessoies [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(21,918)	(20,952)
Changes
Disposals	0	1
Depreciation expense	(1,384)	(966)
Impairment	(16)	0
Increase (decrease) in foreign currency translation difference	14	(4)
Reclassifications	74	0
Other increases (decreases)	0	3
Decreases for classification as held for sale	0	0
Total changes	(1,312)	(966)
Closing balance	(23,230)	(21,918)
Accumulated depreciation and amortisation [member] | Equipment Office [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(11,148)	(11,021)
Changes
Disposals	0	0
Depreciation expense	(383)	(126)
Impairment	(8)	0
Increase (decrease) in foreign currency translation difference	2	(1)
Reclassifications	(20)	0
Other increases (decreases)	0	0
Decreases for classification as held for sale	0	0
Total changes	(409)	(127)
Closing balance	(11,557)	(11,148)
Accumulated depreciation and amortisation [member] | Network and communication equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(7,679)	(7,346)
Changes
Disposals	0	0
Depreciation expense	(539)	(335)
Impairment	0	0
Increase (decrease) in foreign currency translation difference	0	0
Reclassifications	0	0
Other increases (decreases)	0	2
Decreases for classification as held for sale	0	0
Total changes	(539)	(333)
Closing balance	(8,218)	(7,679)
Accumulated depreciation and amortisation [member] | Mining assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(147,510)	(138,445)
Changes
Disposals	0	0
Depreciation expense	(10,138)	(9,065)
Impairment	0	0
Increase (decrease) in foreign currency translation difference	0	0
Reclassifications	0	0
Other increases (decreases)	0	0
Decreases for classification as held for sale	0	0
Total changes	(10,138)	(9,065)
Closing balance	(157,648)	(147,510)
Accumulated depreciation and amortisation [member] | Network infrastructure [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(25,546)	(24,334)
Changes
Disposals	0	0
Depreciation expense	(1,387)	(1,242)
Impairment	(8)	(12)
Increase (decrease) in foreign currency translation difference	9	(10)
Reclassifications	47	0
Other increases (decreases)	(1)	52
Decreases for classification as held for sale	0	0
Total changes	(1,340)	(1,212)
Closing balance	(26,886)	(25,546)
Accumulated depreciation and amortisation [member] | Power generating assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(33,662)	(32,497)
Changes
Disposals	0	0
Depreciation expense	(908)	(1,165)
Impairment	0	0
Increase (decrease) in foreign currency translation difference	0	0
Reclassifications	0	0
Other increases (decreases)	0	0
Decreases for classification as held for sale	0	0
Total changes	(908)	(1,165)
Closing balance	(34,570)	(33,662)
Accumulated depreciation and amortisation [member] | Construction in Progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	0	0
Changes
Disposals	0	0
Depreciation expense	0	0
Impairment	0	0
Increase (decrease) in foreign currency translation difference	0	0
Reclassifications	0	0
Other increases (decreases)	0	0
Decreases for classification as held for sale	0	0
Total changes	0	0
Closing balance	0	0
Accumulated depreciation and amortisation [member] | Machinery, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(2,416,557)	(2,273,188)
Changes
Disposals	0	148
Depreciation expense	(141,460)	(134,230)
Impairment	(5,019)	(9,507)
Increase (decrease) in foreign currency translation difference	97	(28)
Reclassifications	(5,108)	0
Other increases (decreases)	143	248
Decreases for classification as held for sale	0	0
Total changes	(151,347)	(143,369)
Closing balance	(2,567,904)	$ (2,416,557)
Right-of-use assets [member] | Machinery, plant and equipment
Changes
Closing balance	$ 896,977